Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Sharps Technology, Inc.
Entity Central Index Key	0001737995
Entity Tax Identification Number	82-3751728
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	105 Maxess Road
Entity Address, Address Line Two	Ste. 124
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	574 -4436
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	105 Maxess Road
Entity Address, Address Line Two	Ste. 124
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	(631)
Local Phone Number	574 -4436
Contact Personnel Name	Robert M. Hayes